CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows related to operating activities
Income from continuing operations	$ 693.6	$ 717.3	$ 649.8
Adjustments for:
Depreciation of property, plant and equipment	586.8	558.1	570.1
Amortization of intangible assets	122.6	95.0	88.7
Depreciation of right-of-use assets	34.4	32.5	32.5
Loss on valuation and translation of financial instruments	1.2	0.6	0.7
Impairment of assets	8.4	15.3	12.9
Amortization of financing costs	5.8	5.1	4.3
Deferred income taxes	(0.6)	84.2	20.8
Other	2.4	4.7	3.2
Cash flows before non-cash balances	1,454.6	1,512.8	1,383.0
Net change in non-cash balances related to operating items	(2.8)	(197.5)	145.1
Cash flows provided by continuing operating activities	1,451.8	1,315.3	1,528.1
Cash flows related to investing activities
Additions to property, plant and equipment	(429.2)	(476.8)	(513.2)
Additions to intangible assets	(180.2)	(468.1)	(190.2)
Business acquisition	(32.9)		1.3
Proceeds from disposals of assets and other	2.9	4.1	5.6
Business disposals		100.7
Acquisition of preferred shares from an affiliated corporation			(1,595.0)
Loan to the parent corporation			342.0
Cash flows used in continuing investing activities	(639.4)	(840.1)	(1,949.5)
Cash flows related to financing activities
Net change in bank indebtedness	(7.1)	(1.2)	8.3
Net change under revolving facility	(89.3)	(649.1)	736.5
Issuance of long-term debt, net of financing costs		790.7
Repayment of long-term debt			(5.4)
Repayment of lease liabilities	(39.4)	(35.9)	(34.9)
Issuance of common shares	6.8	153.3
Dividends	(611.0)	(266.0)	(113.0)
Dividends paid to non-controlling interests	(0.2)		(0.2)
Reduction in paid-up capital		(465.0)	(2,588.1)
Issuance of a loan from the parent corporation			1,595.0
Cash flows used in continuing financing activities	(740.2)	(473.2)	(401.8)
Cash flows provided by (used in) continuing operations	72.2	2.0	(823.2)
Cash flows (used in) provided by discontinued operations	(0.6)	(0.7)	8.5
Cash and cash equivalents at beginning of the year	2.4	1.1	815.8
Cash and cash equivalents at end of the year	74.0	2.4	1.1
Changes in non-cash balances related to operating items (excluding the effect of business acquisitions and disposals)
Accounts receivable	(53.9)	1.6	(6.0)
Contract assets	(25.7)	(16.4)	(21.2)
Amounts receivable from and payable to affiliated corporations	2.4	16.5	(20.1)
Inventories	4.5	(11.9)	2.6
Accounts payable, accrued charges and provisions	34.8	16.2	41.6
Income taxes	72.3	(135.7)	151.1
Deferred revenue	(27.8)	(9.8)	(1.3)
Defined benefit plans	5.3	(23.6)	0.8
Other	(14.7)	(34.4)	(2.4)
Net change in non-cash balances related to operating activities	(2.8)	(197.5)	145.1
Interest and taxes reflected as operating activities
Cash interest payments	211.7	193.0	188.5
Cash income tax payments (net of refunds)	$ 115.8	$ 227.7	$ 1.6